Consolidated Balance Sheets - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents		$ 3,472,161	$ 17,253,120
Restricted cash		987,146	875
Short-term investments		1,557,104	685,307
Accounts receivable, net		8,311,493	3,780,073
Notes receivable		14,250	10,965
Inventories, net		524,657	828,878
Advances to suppliers, net		16,889,749	11,775,557
Prepaid expenses and other current assets		2,096,805	3,322,302
Total current assets		41,403,659	45,914,288
Non-current assets:
Property, plant and equipment, net		7,877,703	3,839,943
Intangible assets, net		2,057,625	2,572,844
Land use right, net		1,677,007	1,646,446
Right-of-use assets, net		48,241	46,652
Goodwill, net		1,780,569	3,057,943
Deferred tax assets, net		991,025	160,825
Long-term investments, net		16,264,775	12,190,534
Other non-current assets		9,126,592	12,478,044
Total non-current assets		43,956,004	35,993,231
Total assets		85,359,663	81,907,519
Current liabilities:
Short-term borrowings		5,186,958	1,000,548
Long-term borrowings, current		634,120
Accounts payable		1,054,961	898,685
Advances from customers		372,138	1,039,310
Income tax payable		380,295	395,433
Lease liabilities, current		24,262	41,570
Accrued expenses and other payables		6,916,268	6,119,355
Current liabilities of discontinued operation		737,163	693,843
Total current liabilities		16,891,846	11,038,957
Non-current liabilities:
Long-term borrowings		7,461,240	4,385,965
Lease liabilities, non-current		23,069
Total non-current liabilities		7,484,309	4,385,965
Total liabilities		24,376,155	15,424,922
Commitments and contingencies (Note 21)
EQUITY
Ordinary shares (par value of $0.04 per share; 12,500,000 shares and 100,000,000 shares authorized as of September 30, 2023 and 2024; 2,552,576 and 2,675,172 shares issued and outstanding as of September 30, 2023 and 2024, respectively)*	[1]	107,007	102,103
Subscription receivable		(7,800)	(7,800)
Additional paid-in capital		82,176,550	81,801,967
Statutory reserve		366,071	335,477
Accumulated deficits		(22,087,948)	(14,772,562)
Accumulated other comprehensive loss		(1,986,591)	(4,066,713)
Total EZGO Technologies Ltd.’s shareholders’ equity		58,567,289	63,392,472
Non-controlling interests		2,416,219	3,090,125
Total equity		60,983,508	66,482,597
Total liabilities and equity		85,359,663	81,907,519
Related Party
Current assets:
Amounts due from related parties, current		7,550,294	8,257,211
Non-current assets:
Amounts due from a related party, non-current		4,132,467
Current liabilities:
Amounts due to related parties, current		$ 1,585,681	$ 850,213

[1]	The shares data are presented on a retroactive basis to reflect the 40 to 1 reverse share split (Note 20).